Income Tax	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Income Tax

24. Income Tax

A reconciliation of current income taxes at statutory rates with the reported taxes is as follows:

	2023	2022

Net income (loss) before income taxes	$758,132	$(6,121,754)
Effective tax rate	27%	27%
Expected income tax recovery	$204,696	$(1,652,874)
Change in statutory, foreign tax, foreign exchange rates, and other	(204,794)	238,194
Permanent differences	1,335,140	649,306
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	249,576	-
Change in unrecognized deductible temporary differences	275,708	765,374
Total	$1,860,326	$-

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023 and 2022

(Expressed in U.S. dollars)

24.	Income Tax (continued)

The tax effected items that give rise to significant portions of the deferred tax assets and deferred tax liabilities as at year-end are presented below:

	2023	2022
Deferred tax liabilities
Exploration and evaluation assets	$(9,990,074)	$(1,426,133)
Property and equipment	(60,011)	-
Convertible debt	(327,305)	-

Deferred tax assets
Assets held for sale	$311,357	$-
Asset retirement obligation	1,249,406
Non-capital losses	6,685,079	1,426,133
Net deferred tax assets (liabilities)	$(2,131,548)	$-

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	2023	Expiry	2022	Expiry

Share issue costs	2,782,651	2027	2,119,858	2027
Property and equipment	16,101	N/A	153,117	N/A
Asset retirement obligation	-	N/A	5,718,041	N/A

Non-capital losses	24,377,533	See below	28,385,944	See below
Canada	10,360,380	2042 to 2043	3,995,237	2042
USA	4,228,651	indefinite	16,533,694	indefinite
USA	9,785,059	2028 to 2037
Turkey	-	N/A	723,950	2024 to 2027
Bulgaria	3,443	2028	2,401	2027